Cover	Dec. 19, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2024
Entity File Number	001-39632
Entity Registrant Name	Hyzon Motors Inc.
Entity Central Index Key	0001716583
Entity Tax Identification Number	82-2726724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	599 South Schmidt Road
Entity Address, City or Town	Bolingbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
City Area Code	(585)
Local Phone Number	484-9337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYZN
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $575.00 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $575.00 per share
Trading Symbol	HYZNW
Security Exchange Name	NASDAQ